UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06578
The Glenmede Portfolios
(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116
(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2014
Date of reporting period: July 31, 2014

Item 1. Schedule of Investments. — The schedules of investments for the period ended July 31, 2014 are filed herewith.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 96.3%

	California — 6.2%
	California State General Obligation Unlimited:
$2,000,000	5.000% due 2/1/18	$2,289,920
2,000,000	5.000% due 9/1/19	2,365,660
5,000,000	California State General Obligation Unlimited, Refunding,
	5.000% due 11/1/25	5,968,600
2,350,000	San Bernardino, CA, Unified School District, General Obligation Unlimited,
	5.000% due 8/1/18	2,696,554

		13,320,734

	Connecticut — 0.9%
1,800,000	Connecticut State, Economic Recovery, General Obligation Unlimited, Series A,
	5.000% due 1/1/15	1,836,810

	Florida — 7.5%
5,125,000	Florida State, Board of Education, Lottery Revenue Bonds, Series B,
	5.000% due 7/1/22	5,885,755
2,000,000	Florida State, General Obligation Unlimited,
	4.000% due 7/1/18	2,152,880
3,925,000	Hillsborough County, FL, Community Investment Tax, Revenue Bonds, (AMBAC Insured),
	5.000% due 11/1/19	4,405,459
2,630,000	Hillsborough County, FL, Industrial Development Authority, Revenue Bonds,
	8.000% due 8/15/32	3,489,800

		15,933,894

	Georgia — 0.5%
1,000,000	Albany-Dougherty County, GA, Hospital Authority, Revenue Bonds,
	5.000% due 12/1/18	1,153,240

	Illinois — 1.4%
1,500,000	Cook County, IL, Sales Tax Revenue Bonds,
	5.000% due 11/15/28	1,690,485
1,075,000	Kane County, IL, Community Unit School District No. 101 Batavia, General Obligation Unlimited,
	5.000% due 1/1/19	1,239,174

		2,929,659

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Indiana — 0.9%
$2,000,000	Elkhart, Community Schools Building Corp. Revenue Bonds,
	2.000% due 2/10/15	$2,017,180

	Louisiana — 2.3%
4,000,000	Louisiana, General Obligation Unlimited, Series C,
	5.000% due 7/15/22	4,842,160

	Maryland — 8.0%
2,095,000	Baltimore County, MD, General Obligation Unlimited,
	5.000% due 2/1/18	2,399,613
2,000,000	Maryland State, Street & Local Facilities Loan 2nd, General Obligation Unlimited,
	5.000% due 7/15/18	2,318,860
6,500,000	Maryland State, Street & Local Facilities Loan 2nd, General Obligation Unlimited, Series B,
	5.000% due 8/1/17	7,356,960
4,410,000	Washington, MD, Suburban Sanitary Commission, General Obligation Unlimited, Public Improvement,
	5.000% due 6/1/18	5,096,946

		17,172,379

	Massachusetts — 1.0%
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.250% due 8/1/16	2,196,680

	Michigan — 5.1%
3,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A (QSBLF Insured),
	5.000% due 5/1/26	3,279,600
5,000,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B,
	5.000% due 1/1/21	5,834,050
1,500,000	Warren, MI, Consolidated School Districts, General Obligation Unlimited (QSBLF Insured),
	5.000% due 5/1/19	1,742,070

		10,855,720

	Nebraska — 1.4%
2,660,000	Omaha, NE, Public Power District, Revenue Bonds, Series C,
	5.000% due 2/1/18	3,040,646

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Nevada — 2.8%
$5,000,000	Nevada State, General Obligation Limited, Series D-1,
	5.000% due 3/1/20	$5,902,700

	New York — 11.1%
3,785,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax Secured Bond, Series D,
	5.000% due 11/1/22	4,427,239
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured),
	5.000% due 4/1/15	1,759,543
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.000% due 7/1/18	1,378,416
	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A:
1,150,000	5.000% due 3/15/23	1,367,315
4,000,000	5.000% due 3/15/24	4,738,000
3,000,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B,
	5.250% due 11/15/27	3,514,500
5,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1,
	5.000% due 11/15/21	6,550,106

		23,735,119

	North Carolina — 4.4%
2,195,000	Cary, NC, General Obligation Unlimited, Public Improvement,
	5.000% due 3/1/19	2,570,938
2,750,000	New Hanover County, NC, General Obligation Unlimited, Series A,
	4.000% due 6/1/16	2,936,560
2,000,000	New Hanover County, NC, Hospital Revenue Bonds,
	5.000% due 10/1/19	2,263,120
1,500,000	Wake County, NC, General Obligation Unlimited, Prerefunded 3/1/19 @ 100,
	5.000% due 3/1/23	1,721,760

		9,492,378

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Ohio — 3.6%
$2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A,
	5.000% due 4/1/21	$2,451,380
2,000,000	Ohio State, Higher Education, General Obligation Unlimited, Refunding, Series A,
	5.000% due 8/1/15	2,097,120
2,670,000	Ohio State, Hospital Revenue Bonds, Series A,
	5.000% due 1/15/24	3,065,667

		7,614,167

	Pennsylvania — 13.8%
2,500,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-73,
	5.000% due 12/1/20[1]	2,943,275
195,000	Boyertown, PA, Area School District, General Obligation Unlimited, (AGMC Insured State Aid Withholding),
	5.000% due 10/1/17	201,285
305,000	Boyertown, PA, Area School District, General Obligation Unlimited, Prerefunded 4/1/15 @ 100, (AGMC Insured State Aid Withholding),
	5.000% due 10/1/17	314,851
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.750% due 6/15/18	290,932
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured State Aid Withholding),
	5.000% due 11/1/20	590,155
305,000	Dauphin County, PA, Prerefunded 5/15/15 @ 100, Series B, (AMBAC Insured),
	5.000% due 11/15/17	316,657
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 9/1/20	1,115,880
325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 4/1/17	362,222
955,000	Erie County, PA, General Obligation Unlimited,
	5.000% due 9/1/16	1,044,226
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured State Aid Withholding),
	5.000% due 3/1/20	395,129

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.000% due 11/15/18	$676,206
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.000% due 7/1/16	538,765
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured State Aid Withholding),
	5.000% due 6/1/16	1,256,403
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.000% due 5/1/17	269,698
1,490,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.000% due 2/1/18	1,682,657
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC State Aid Withholding),
	5.000% due 11/15/17	264,970
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.000% due 8/15/20	523,345
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.500% due 8/15/18	875,340
2,000,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B, (NPFG Insured),
	5.000% due 8/15/16	2,095,940
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured State Aid Withholding),
	5.000% due 6/1/18	759,157
905,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, (AGMC Insured State Aid Withholding),
	5.000% due 2/15/15	927,833
95,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, Escrowed to Maturity, (AGMC State Aid Withholding),
	5.000% due 2/15/15	97,465

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured),
	5.250% due 12/1/14	$60,227
4,000,000	Pennsylvania State, General Obligation Unlimited,
	5.000% due 6/15/21	4,767,920
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured State Aid Withholding),
	5.000% due 9/1/17	1,675,530
4,725,000	Red Lion, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 5/1/22	5,344,164

		29,390,232

	South Carolina — 1.2%
2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No. 5 (AGMC Insured),
	5.000% due 4/1/15	2,580,250

	Tennessee — 0.6%
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.000% due 7/1/17	1,184,683

	Texas — 10.0%
5,045,000	Dallas, TX, General Obligation Limited,
	5.000% due 2/15/17	5,611,957
5,000,000	Houston, TX, Independent School District, General Obligation Limited, (PSF Guaranteed),
	2.500% due 6/1/30	5,089,150
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed),
	5.000% due 8/1/14	1,000,000
715,000	San Antonio, TX, General Obligation Limited,
	5.000% due 2/1/15	732,439

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)

$6,000,000	Texas State, Transportation Commission State Highway Fund, Revenue Bonds, Series A,
	5.000% due 4/1/19	$7,034,700
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.000% due 8/15/16	1,917,825

		21,386,071

	Virginia — 2.2%
4,000,000	Richmond, VA, General Obligation Unlimited, Series A, (State Aid Withholding),
	5.000% due 3/1/23	4,785,120

	Washington — 6.8%
4,000,000	King County, WA, General Obligation Limited,
	5.000% due 7/1/20	4,764,840
1,000,000	King County, WA, General Obligation Limited, (FGIC and NPFG), Prerefunded 1/1/15 @ 100,
	5.000% due 1/1/21	1,020,190
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.000% due 12/1/18	2,195,740
3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E,
	5.000% due 2/1/20	3,833,607
2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
	5.000% due 12/1/15	2,630,975

		14,445,352

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Face
Amount	Value

MUNICIPAL BONDS* — (Continued)

Wisconsin — 4.6%
$4,720,000	Wisconsin State, General Obligation Unlimited,
5.000% due 11/1/21	$5,682,125
3,500,000	Wisconsin State, General Obligation Unlimited, Series B,
5.000% due 5/1/26	4,046,315

9,728,440

TOTAL MUNICIPAL BONDS (Cost $202,553,374)	205,543,614

TOTAL INVESTMENTS (Cost $202,553,374)[2]	96.3%	$205,543,614
OTHER ASSETS IN EXCESS OF LIABILITIES	3.7	7,830,611

NET ASSETS	100.0%	$213,374,225

* Percentages indicated are based on net assets.
[1] When-issued security.
[2] Aggregate cost for federal tax purposes was $202,553,374.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 94.8%

	Delaware — 2.1%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured):
$500,000	5.000% due 1/1/17[1]	$509,905
500,000	5.000% due 1/1/19[1]	509,460

		1,019,365

	New Jersey — 92.7%
460,000	Atlantic County, NJ, General Obligation Unlimited,
	5.000% due 2/1/16	491,745
680,000	Barnegat Township, NJ, Board of Education, General Obligation Unlimited,
	5.000% due 4/1/22	804,046
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.000% due 10/15/14	503,975
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.500% due 12/15/19	561,650
250,000	Bernards Township, NJ, School District, General Obligation Unlimited,
	4.000% due 7/15/23	282,083
670,000	Burlington Township, NJ, Board of Education, General Obligation Unlimited,
	5.000% due 1/15/20	785,166
290,000	Cape May County, NJ, Municipal Utilities Authority Revenue, Refunding, Series A, (AGMC Insured),
	5.750% due 1/1/16	312,240
440,000	Clinton Township, NJ, Board of Education, General Obligation Unlimited,
	5.000% due 1/15/23	500,579
455,000	Delanco Township, NJ, School District, General Obligation Unlimited,
	5.000% due 8/1/21	531,058
440,000	Demarest, NJ, School District, (AGMC Insured),
	5.000% due 2/15/18	483,199
350,000	Essex County, NJ, General Obligation Unlimited, Series C,
	5.000% due 8/1/18	405,650
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured),
	4.500% due 10/1/14	302,100
475,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AMBAC Insured),
	5.250% due 12/15/20	567,877

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$250,000	Essex County, NJ, Utilities Authority Revenue, Refunding, (AGC Insured),
	5.000% due 4/1/20	$286,222
700,000	Evesham, NJ, Municipal Utilities Authority, Revenue Bonds, Refunding,
	4.000% due 7/1/17	759,157
375,000	Freehold, NJ, Regional High School District, General Obligation Unlimited, (NPFG Insured),
	5.000% due 3/1/16	401,992
	Garden, NJ, Preservation Trust Open Space & Farmland, Revenue Bonds, Series A:
785,000	5.000% due 11/1/18	915,302
400,000	4.000% due 11/1/18	449,792
1,000,000	5.000% due 11/1/21	1,208,350
500,000	Hunterdon, NJ, Central Regional High School District, General Obligation Unlimited,
	4.000% due 9/15/19	567,110
1,500,000	Jackson Township, NJ, School District, General Obligation Unlimited, (NPFG Insured),
	5.250% due 6/15/19	1,733,520
1,735,000	Lacey, NJ, Municipal Utilities Authority, Revenue Bonds,
	5.000% due 12/1/19	2,039,388
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited,
	5.000% due 3/15/21	296,327
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (NPFG Insured),
	5.000% due 4/1/16	252,025
	Manasquan, NJ, Board of Education, General Obligation Unlimited:
520,000	5.000% due 1/15/21	609,627
580,000	5.000% due 1/15/22	682,161
615,000	5.000% due 1/15/23	731,881
500,000	Matawan-Aberdeen, NJ, Regional School District, General Obligation Unlimited,
	4.000% due 9/15/17	547,100
500,000	Mercer County, NJ, Improvement Authority Revenue, Refunding, (County Guaranteed),
	5.000% due 9/1/18	576,770
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.000% due 9/15/17	283,542

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$425,000	Millstone Township, NJ, School District, General Obligation Unlimited,
	5.000% due 7/15/18	$480,535
300,000	Monmouth County, NJ, Improvement Authority Revenue, Brookdale Community College, (County Guaranteed),
	4.000% due 8/1/16	321,066
	Monmouth County, NJ, Improvement Authority Revenue, Governmental Loan, (County Guaranteed):
160,000	4.000% due 2/1/15	163,061
500,000	5.000% due 12/1/21	583,775
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.250% due 12/1/16	101,703
350,000	Monroe Township Middlesex County, NJ, Board of Education, General Obligation Unlimited,
	4.000% due 9/15/14	351,540
500,000	Montclair Township, NJ, General Obligation Unlimited,
	5.000% due 3/1/20	586,475
715,000	Montclair Township, NJ, General Obligation Unlimited, Series B,
	5.000% due 1/1/21	846,396
335,000	Montgomery Township, NJ, Sewer Utilities, General Obligation Unlimited,
	5.000% due 9/1/20	395,086
	Morris County, NJ, General Obligation Unlimited:
490,000	4.000% due 2/1/22	560,374
400,000	5.000% due 9/15/22	469,748
645,000	Morris Township, NJ, School District, General Obligation Unlimited, (AGMC Insured),
	5.000% due 3/15/18	734,365
395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured),
	5.000% due 8/15/14	395,750
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (AGMC Insured),
	5.000% due 9/1/21	454,248
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured),
	5.000% due 10/15/16	394,229
5,000	New Jersey Environmental Infrastructure Trust Revenue, Series A,
	4.000% due 9/1/23	5,624

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$335,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A,
	4.000% due 9/1/19	$372,319
	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A, Prerefunded 9/1/18 @ 100:
10,000	5.250% due 9/1/19	11,753
5,000	4.000% due 9/1/19	5,624
10,000	4.000% due 9/1/23	11,248
315,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A, Unrefunded,
	5.250% due 9/1/19	369,234
750,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C,
	5.000% due 9/1/17	851,055
700,000	New Jersey Health Care Facilities Financing Authority Revenue Refunding, Virtua Health Inc.,
	5.000% due 7/1/21	820,960
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.000% due 7/1/16	270,330
300,000	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (NPFG Insured), Escrowed to Maturity,
	5.250% due 7/1/15	313,242
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded 3/1/16 @100, (AMBAC Insured),
	5.000% due 3/1/17	69,883
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (AGMC Insured),
	5.000% due 7/1/19	282,753
	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/1/15 @ 100:
850,000	5.000% due 7/1/18	887,026
600,000	5.000% due 7/1/32	626,136
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (AGMC Insured),
	5.000% due 9/1/14	501,990
500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured),
	5.250% due 7/1/17	563,240

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.000% due 7/1/17	$260,440
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B, (NPFG Insured):
300,000	5.250% due 12/15/16	320,724
285,000	5.250% due 12/15/18	304,688
960,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series B,
	5.000% due 1/1/27	1,094,189
400,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series G,
	5.000% due 1/1/17	441,144
285,000	New Jersey State, Turnpike Authority Revenue, Escrowed to Maturity,
	6.500% due 1/1/16	309,918
1,000,000	New Jersey, General Obligation Unlimited,
	5.000% due 6/1/22	1,115,480
365,000	New Jersey, General Obligation Unlimited, Series L, (AMBAC Insured),
	5.250% due 7/15/18	422,115
580,000	Northern Highlands, NJ, Regional High School District, General Obligation Unlimited, Refunding,
	4.000% due 6/15/18	649,461
710,000	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured),
	5.000% due 4/1/16	764,130
415,000	Ocean County, NJ, General Obligation Unlimited,
	5.000% due 6/1/18	479,304
1,340,000	Piscataway Township, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	1,478,301
550,000	Princeton Boro, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	608,201
600,000	Ramsey, NJ, School District, General Obligation Unlimited, Refunding,
	4.000% due 1/15/20	672,990
500,000	Randolph Township, NJ, School District, General Obligation Unlimited,
	5.000% due 2/1/22	588,575
	Sayreville, NJ, School District, General Obligation Unlimited, (NPFG Insured):
300,000	4.500% due 7/15/29	312,444
300,000	4.500% due 7/15/30	312,444

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$595,000	Southeast Morris County, NJ, Municipal Utilities Authority, Revenue Bonds,
	4.000% due 1/1/15	$603,806
500,000	Wayne Township, NJ, General Obligation Unlimited, Refunding,
	4.000% due 9/1/18	560,065
750,000	West Morris, NJ, Regional High School District, General Obligation Unlimited,
	4.500% due 5/1/23	861,885
540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (AGMC Insured),
	5.000% due 9/15/15	569,236
500,000	Woodbridge Township, NJ, General Obligation Unlimited, Refunding,
	5.000% due 7/15/24	564,975

		44,966,917

	TOTAL MUNICIPAL BONDS (Cost $45,096,990)	45,986,282

TOTAL INVESTMENTS (Cost $45,096,990)[2]	94.8%	$45,986,282
OTHER ASSETS IN EXCESS OF LIABILITIES	5.2	2,541,155

NET ASSETS	100.0%	$48,527,437

* Percentages indicated are based on net assets.
[1] This is a joint regional authority that serves the States of New Jersey and Delaware.
[2] Aggregate cost for federal tax purposes was $45,096,990.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
NPFG — National Public Finance Guarantee Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of July 31, 2014, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The New Jersey Muni Portfolio is classified as non-diversified and the Muni Intermediate Portfolio is classified as diversified.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding sectors at Level 2 at July 31, 2014. For the quarter ended July 31, 2014, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Unrealized Appreciation/(Depreciation)

As of July 31, 2014, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$3,508,787	$518,547	$2,990,240
New Jersey Muni Portfolio	997,666	108,374	889,292

3.	Concentration of Credit

The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.

The New Jersey Muni Portfolio is more susceptible to factors adversely affecting issuers of the region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

4.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to July 31, 2014 through the date the schedules of investments were filed with the Securities and Exchange Commission, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE PORTFOLIOS

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	September 22, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	September 22, 2014